Share-based Option Plan - Sumary of stock prurchase plan - phantom (Detail)					12 Months Ended	41 Months Ended
	Aug. 17, 2021 share R$ / shares	Apr. 30, 2020 share R$ / shares	Aug. 05, 2019 share R$ / shares	Aug. 07, 2018 share R$ / shares	Dec. 31, 2021 share session R$ / shares	Dec. 31, 2021 share R$ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Current share price					R$ 24.36	R$ 24.36
Stock purchase plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of trading sessions | session					30
Total granted | share						6,542,400
Total outstanding | share					5,136,682	5,136,682
Stock purchase plan | August 7, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price				R$ 20.43
Price at the date of grant				40.41
Current share price				24.36
Fair value of option on the date of grant				R$ 11.98
Estimated volatility of share price				34.00%
Expected dividend				1.10%
Risk-free return rate				6.40%
Average remaining maturity (in years)				7 months 6 days
Total granted | share				707,400
Total outstanding | share				88,404
Stock purchase plan | August 5, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price			R$ 42.09
Price at the date of grant			25.34
Current share price			24.36
Fair value of option on the date of grant			R$ 11.98
Estimated volatility of share price			38.80%
Expected dividend			1.10%
Risk-free return rate			6.40%
Average remaining maturity (in years)			1 year 7 months 6 days
Total granted | share			405,000
Total outstanding | share			14,201
Stock purchase plan | April 30, 2020 first award
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		R$ 10.35
Price at the date of grant		17.4
Current share price		24.36
Fair value of option on the date of grant		R$ 11.98
Estimated volatility of share price		53.22%
Expected dividend		0.00%
Risk-free return rate		3.02%
Average remaining maturity (in years)		1 year 3 months 18 days
Total granted | share		3,250,000
Total outstanding | share		2,985,488
Stock purchase plan | April 30, 2020 second award
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		R$ 10.35
Price at the date of grant		17.4
Current share price		24.36
Fair value of option on the date of grant		R$ 11.98
Estimated volatility of share price		53.22%
Expected dividend		0.00%
Risk-free return rate		3.02%
Average remaining maturity (in years)		2 years 3 months 18 days
Total granted | share		1,600,000
Total outstanding | share		1,495,421
Stock purchase plan | August 17, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	R$ 33.99
Price at the date of grant	33.99
Current share price	24.36
Fair value of option on the date of grant	R$ 10.29
Estimated volatility of share price	52.04%
Expected dividend	0.00%
Risk-free return rate	8.56%
Average remaining maturity (in years)	3 years 7 months 6 days
Total granted | share	580,000
Total outstanding | share	553,168
Stock purchase plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)					3 years
Maximum life of the option					6 years
Stock purchase plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)					4 years
Maximum life of the option					8 years